Commitments and Contingencies (Details Narrative) - USD ($)			5 Months Ended	9 Months Ended
	Nov. 18, 2021	Nov. 16, 2021	Dec. 31, 2021	Sep. 30, 2022
Underwriters Agreement [Member]
Other Commitments [Line Items]
Option to purchase shares			1,500,000
Underwriters Agreement [Member] | Underwritting Discount [Member]
Other Commitments [Line Items]
Percentage of underwriting discount			2.00%	2.00%
Proceeds from intial public offering			$ 2,300,000	$ 2,300,000
Underwriters Agreement [Member] | Underwritting Deferred Fee [Member]
Other Commitments [Line Items]
Proceeds from intial public offering			$ 4,025,000	$ 4,025,000
Percentage of gross offering proceeds payable			3.50%	3.50%
Over-Allotment Option [Member]
Other Commitments [Line Items]
Number of shares issued in transaction	1,500,000	1,500,000